BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.9%
	APPAREL & TEXTILE PRODUCTS - 0.5%
24,070	Hanesbrands, Inc.	$ 126,608

	ASSET MANAGEMENT - 11.1%
8,500	Ameriprise Financial, Inc.	2,605,250
12,359	Franklin Resources, Inc.	332,951
		2,938,201
	BANKING - 9.4%
31,421	Bank of America Corporation	898,641
4,430	Citigroup, Inc.	207,723
10,750	JPMorgan Chase & Company	1,400,832
		2,507,196
	BEVERAGES - 1.2%
5,226	Coca-Cola Company (The)	324,169

	BIOTECH & PHARMA - 5.9%
7,500	Bristol-Myers Squibb Company	519,825
2,500	Johnson & Johnson	387,500
16,000	Pfizer, Inc.	652,800
		1,560,125
	CABLE & SATELLITE - 2.6%
18,268	Comcast Corporation, Class A	692,540

	CONTAINERS & PACKAGING - 0.6%
7,215	O-I Glass, Inc.(a)	163,853

	E-COMMERCE DISCRETIONARY - 2.1%
12,500	eBay, Inc.	554,625

	ENTERTAINMENT CONTENT - 7.0%
2,641	AMC Networks, Inc., Class A(a)	46,429
7,629	Madison Square Garden Entertainment Corporation(a)	450,645
9,500	Walt Disney Company (The)(a)	951,234
28,687	Warner Bros Discovery, Inc.(a)	433,174
		1,881,482

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	FOOD - 2.4%
9,000	Mondelez International, Inc., Class A	$ 627,480

	HEALTH CARE FACILITIES & SERVICES - 1.8%
6,500	CVS Health Corporation	483,015

	HOME & OFFICE PRODUCTS - 2.4%
6,701	Newell Brands, Inc.	83,360
7,900	Scotts Miracle-Gro Company (The)	550,946
		634,306
	HOUSEHOLD PRODUCTS - 0.4%
3,200	Energizer Holdings, Inc.	111,040

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
12,707	Bank of New York Mellon Corporation (The)	577,406

	INTERNET MEDIA & SERVICES - 4.3%
2,700	Alphabet, Inc., Class A(a)	280,071
28,752	Angi, Inc., Class A(a)	65,267
2,815	IAC, Inc.(a)	145,254
20,248	Uber Technologies, Inc.(a)	641,862
		1,132,454
	LEISURE FACILITIES & SERVICES - 11.3%
19,227	Liberty Media Corp-Liberty Braves - Series C(a)	647,758
4,934	Madison Square Garden Sports Corporation	961,390
8	Marriott International, Inc., Class A	1,328
3,000	McDonald's Corporation	838,830
9,500	MGM Resorts International	421,990
1,500	Starbucks Corporation	156,195
		3,027,491
	LEISURE PRODUCTS - 3.9%
10,000	Acushnet Holdings Corporation	509,400
23,910	Topgolf Callaway Brands Corporation(a)	516,934
		1,026,334

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	MACHINERY - 1.2%
22,554	Mueller Water Products, Inc.	$ 314,403

	RETAIL - CONSUMER STAPLES - 0.9%
1,425	Target Corporation	236,023

	RETAIL - DISCRETIONARY - 7.1%
6,385	Home Depot, Inc. (The)	1,884,341

	SEMICONDUCTORS - 1.0%
8,000	Intel Corporation	261,360

	SOFTWARE - 8.3%
7,734	Microsoft Corporation	2,229,712

	TECHNOLOGY HARDWARE - 2.5%
12,500	Cisco Systems, Inc.	653,438

	TRANSPORTATION & LOGISTICS - 3.6%
5,000	United Parcel Service, Inc., Class B	969,950

	WHOLESALE - CONSUMER STAPLES - 1.2%
4,000	Sysco Corporation	308,920

	TOTAL COMMON STOCKS (Cost – $11,597,194)	25,226,472

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.3%
MONEY MARKET FUNDS - 5.3%
1,403,484	Dreyfus Institutional Preferred Government, Hamilton Class, 4.74% (Cost $1,403,484)(b)	$ 1,403,484

	TOTAL INVESTMENTS - 100.2% (Cost $13,000,678)	$ 26,629,956
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(58,868)
	NET ASSETS - 100.0%	$ 26,571,088

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.